NOTE 6 - INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 6 - INTANGIBLE ASSETS - Trademarks
	September 30, 2021	December 31, 2020
Trademarks:
NewzMineTM	$9,548	$5,461
Citizens Journalist™	18,663	11,869
	$28,211	$17,330

	December 31,	December 31,
	2020	2019
Trademarks:
NewzMineTM	$5,461	$—
Citizens Journalist™	11,869	—
	$17,330	$—

NOTE 6 - INTANGIBLE ASSETS - Schedule of Intangible Assets
Cost	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152
Additions	42,182	11,072	—	—	53,254
Effects of currency translation	(2,722)	(191)	(27,785)	—	(30,698)
At September 30, 2021	$150,716	$28,211	$2,494,036	$45,745	$2,718,708

Less accumulated amortization
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282
Amortization expense	—	—	274,952	1,716	276,668
Effects of currency translation	—	—	(19,999)	—	(19,999)
At September 30, 2021	$—	$—	$1,368,235	$1,716	$1,369,951

Net book value
At September 30, 2021	$150,716	$28,211	$1,125,801	$44,029	$1,348,757
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870

	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2019	$75,658	$—	$1,953,837	$—	$2,029,495
Additions	32,649	26,975	491,830	45,745	597,199
Impairment	—	(9,171)	—	—	(9,171)
Effects of currency translation	2,949	(474)	76,154	—	78,629
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152

Less accumulated amortization
At December 31, 2019	$—	$—	$792,399	$—	$792,399
Depreciation expense	—	—	273,549	—	273,549
Effects of currency translation	—	—	47,334	—	47,334
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282

Net book value
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870
At December 31, 2019	$75,658	$—	$1,161,438	$—	$1,237,096

NOTE 6 - INTANGIBLE ASSETS - Amortization Expense
Nine months ended September 30,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
3 months remaining 2021	$1,884	$89,073	$550	$91,507
2022	7,536	356,291	2,201	366,028
2023	7,536	356,291	2,201	366,028
2024	7,536	324,146	2,201	333,883
2025	7,536	—	2,201	9,737
Thereafter	118,688	—	34,675	153,363
	$150,716	$1,125,801	$44,029	$1,320,546

Year Ended December 31,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
2021	$5,563	$201,220	$2,287	$209,070
2022	5,563	201,220	2,287	209,070
2023	5,563	201,220	2,287	209,070
2024	5,563	201,220	2,287	209,070
2025	5,563	201,220	2,287	209,070
Thereafter	83,441	402,439	34,310	520,190
	$111,256	$1,408,539	$45,745	$1,565,540